NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2016
NET INCOME PER SHARE
23.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
Numerator:
Net income	23,409	24,573	26,290
- allocated to ordinary share - basic	23,392	24,485	26,184
- allocated to nonvested restricted share - basic	17	88	106

Denominator:
Weighted average number of ordinary shares outstanding	139,613,967	142,720,838	136,497,929
Weighted average number of nonvested restricted share	102,754	512,833	555,489
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	780,483	534,319	1,412,526

Weighted average ordinary shares outstanding used in computing diluted net income per share	140,497,204	143,767,990	138,465,944

Basic net income per share	0.17	0.17	0.19

Basic net income per nonvested restricted share	0.17	0.17	0.19

Diluted net income per share	0.17	0.17	0.19

Diluted net income per nonvested restricted share	0.17	0.17	0.19